Concentrations	6 Months Ended
Jun. 30, 2018
Risks and Uncertainties [Abstract]
Concentrations

NOTE 12 - Concentrations

The Company had certain customers whose accounts receivable balances individually represented 10% or more of the Company's total accounts receivable, as follows:

As of June 30, 2018 one customers accounted for 22%, one customer accounted for 19%, one customer accounted for 15% and one customer for accounted 12% of accounts receivable.   As of December 31, 2017 one customer accounted for 30%, one customer accounted for 14% and one customer accounted for 15% of accounts receivable.

The Company had certain vendors whose accounts payable balances individually represented 10% or more of the Company's total accounts payable, as follows:

As of June 30, 2018, one vendor accounted for 12% of accounts payable. As of December 31, 2017, one vendor accounted for 10% or more of the Company's accounts payable.